Related Party Transactions	6 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for services they provide to the Company is as follows:

	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2025	2024	2025	2024

Officers:
Consulting fees	$84,557	$87,586	$168,557	$248,274
Share based compensation	43,973	25,854	117,902	41,555
	$128,530	$113,440	$286,459	$289,829
Directors:
Directors’ fees	$58,127	$50,902	$116,333	$125,525
Share based compensation	69,226	68,669	186,821	85,890
	$127,353	$119,571	$303,154	$211,415

(ii)	Balances with related parties

	April 30,	October 31,
	2025	2024
Amounts owed to officers	$29,781	$29,498
Amounts owed to directors	19,470	19,464
	$49,251	$48,962

b.

On March 7, 2022, the Company signed an agreement with SciSparc Ltd (“SciSparc”), pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc.

In June 2023, the Company entered into a research agreement with the Hebrew University of Jerusalem to evaluate SciSparc’s and the Company’s combination treatment for obesity and metabolic syndrome.

To date, the collaboration has resulted in the filing of nine patent applications. To the extent the parties determine to proceed to a commercial cooperation, they may enter into a joint venture by the parties share the economics and rights on a 50%-50% basis. To date, no determination has been made to pursue the joint venture as the development of the project remains at a very early stage.

For the three and six months ended April 30, 2025, the Company incurred research and development expenses conducted within the framework of the Cooperation Agreement in the amount of $33,763 and $46,509, respectively (three and six months ended April 30, 2024- $22,306 and $22,808 respectively). As of April 30, 2025, $137,042 is owed to the Company by SciSparc (October 31, 2024 - $131,839 owed to the Company).

c.	On June 13, 2024, the Company entered into an agreement with SciSparc for the lease of office space in Tel Aviv, Israel, having a total area of approximately 386 square meters. The Company occupies approximately 193 square meters of the space for its offices. The rental period is from April 1, 2024 to March 31, 2026. The Company’s base rent was ILS 12,500 per month (approximately $3,400) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental annual borrowing rate of 10%.